9. LOSS PER SHARE: Schedule of Basic and diluted loss per share (Tables)	12 Months Ended
Jan. 31, 2018
Tables/Schedules
Schedule of Basic and diluted loss per share

	2018	2017	2016

Basic and diluted loss per common share	$ (0.03)	$ (0.19)	$ (0.05)

Weighted average number of common shares outstanding (basic and diluted)	13,706,255	12,952,011	12,429,949